Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2019
Variable Interest Entities [Abstract]
Schedule of VIE's assets and liabilities
	December 31, 2019	December 31, 2018
Total assets	$2,997,148	$4,568,913
Total liabilities	$92,243	$634,419

	2019	2018	2017
Revenue	$919,172	$1,085,454	$404,958
Net profit (loss)	$(2,111,710)	$160,216	$(123,693)